11 Greenway Plaza, Suite 1000
Houston, TX 77046
invesco.com
March 11, 2021
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	AIM Sector Funds
CIK No. 0000725781

Ladies and Gentlemen:
Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement for Invesco Technology Fund as filed pursuant to Rule 497(e) under the 1933 Act on February 24, 2021 (Accession Number: 0001193125-21-054894).
Please direct any comments or questions to the undersigned, or contact me at (713) 214-1576 or at tabitha.washington@invesco.com.
Very truly yours,
/s/ Tabitha Washington
Tabitha Washington
Senior Paralegal